Goodwill - Disclosure of Goodwill Allocation by Cash-Generating Units (Details) ¥ in Millions, RON in Millions, $ in Millions	12 Months Ended
	Mar. 29, 2026 CAD ($)	Mar. 30, 2025 CAD ($)	Mar. 28, 2026 CAD ($)	Mar. 28, 2026 JPY (¥)	Mar. 28, 2026 RON	Mar. 31, 2024 CAD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 71.1	$ 72.0				$ 70.8
Increase (decrease) through net exchange differences, goodwill	(0.9)	1.2
North America DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	13.8	13.4
North America DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	7.1	7.0
North America Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	5.8	5.8
Asia Pacific DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	11.9	11.3
Asia Pacific DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	3.0	2.8
Asia Pacific Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	3.8	3.8
EMEA DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	4.8	4.7
EMEA DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	3.0	3.0
EMEA Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	6.4	6.3
Japan Joint Venture
Disclosure of information for cash-generating units [line items]
Goodwill	9.4	10.4	$ 9.2	¥ 1,059.3
Increase (decrease) through net exchange differences, goodwill	(0.9)
Paola Confectii
Disclosure of information for cash-generating units [line items]
Goodwill	2.1	$ 3.5	$ 8.8		RON 28.1
Increase (decrease) through net exchange differences, goodwill	$ 0.1